SHARE-BASED COMPENSATION EXPENSES (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 17, 2021	Nov. 16, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2017	May 14, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted (in dollars per share)	$ 11.85	$ 11.85	$ 11.85
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options			$ 566	$ 2,147
Share-Based Compensation			$ 9,709	$ 9,724	$ 410
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (is shares)	478,500	90,000
Share based compensation arrangement by share based payment award weighted average vesting period			11 months 4 days	1 year 5 months 4 days
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation			$ 1,502	$ 1,406
Vested and Unissued Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options			$ 3,088	$ 11,963
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			9 months	1 year 4 months 28 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value			$ 6,976	$ 2,367	$ 434
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,116,500	318,000		1,434,500	67,500	67,500
Vested and Unissued Restricted Shares [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation			$ 8,207	$ 8,318	$ 410
Equity Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)							5,000,000